Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.87471%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,411,182.09

Principal:
Principal Collections	$28,538,050.19
Prepayments in Full	$13,586,076.73
Liquidation Proceeds	$55,221.28
Recoveries	$0.00
Sub Total	$42,179,348.20
Collections	$47,590,530.29

Purchase Amounts:
Purchase Amounts Related to Principal	$635.77
Purchase Amounts Related to Interest	$2.06
Sub Total	$637.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,591,168.12

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,591,168.12
Servicing Fee	$1,092,036.90	$1,092,036.90	$0.00	$0.00	$46,499,131.22
Interest - Class A-1 Notes	$608,768.87	$608,768.87	$0.00	$0.00	$45,890,362.35
Interest - Class A-2a Notes	$1,236,583.33	$1,236,583.33	$0.00	$0.00	$44,653,779.02
Interest - Class A-2b Notes	$946,481.06	$946,481.06	$0.00	$0.00	$43,707,297.96
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$41,581,704.21
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$41,295,766.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,295,766.71
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$41,100,669.71
Second Priority Principal Payment	$1,039,415.32	$1,039,415.32	$0.00	$0.00	$40,061,254.39
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$39,921,645.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,921,645.22
Regular Principal Payment	$134,150,760.87	$39,921,645.22	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,591,168.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$1,039,415.32
Regular Principal Payment					$39,921,645.22
Total					$40,961,060.54

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$40,961,060.54	$154.57	$608,768.87	$2.30	$41,569,829.41	$156.87
Class A-2a Notes	$0.00	$0.00	$1,236,583.33	$4.73	$1,236,583.33	$4.73
Class A-2b Notes	$0.00	$0.00	$946,481.06	$4.73	$946,481.06	$4.73
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$40,961,060.54	$31.13	$5,538,070.68	$4.21	$46,499,131.22	$35.34

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$135,190,176.19	0.5101516	$94,229,115.65	0.3555816
Class A-2a Notes	$261,250,000.00	1.0000000	$261,250,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,185,970,176.19	0.9013438	$1,145,009,115.65	0.8702132

Pool Information
Weighted Average APR	4.959%	4.973%
Weighted Average Remaining Term	53.52	52.74
Number of Receivables Outstanding	38,166	37,476
Pool Balance	$1,310,444,278.59	$1,268,228,278.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,196,489,758.75	$1,158,630,760.87
Pool Factor	0.9078997	0.8786516

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$109,597,517.98
Targeted Overcollateralization Amount	$151,647,234.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$123,219,163.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$36,015.77
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$36,015.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0330%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0004%
Second Prior Collection Period			0.0004%
Prior Collection Period			0.0424%
Current Collection Period			0.0335%
Four Month Average (Current and Prior Three Collection Periods)			0.0192%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		193	$83,926.55
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$83,926.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0058%

Average Realized Loss for Receivables that have experienced a Realized Loss			$434.85
Average Net Loss for Receivables that have experienced a Realized Loss			$434.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.52%	155	$6,558,085.92
61-90 Days Delinquent	0.07%	19	$835,354.33
91-120 Days Delinquent	0.01%	2	$110,249.21
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.59%	176	$7,503,689.46

Repossession Inventory:
Repossessed in the Current Collection Period		15	$806,532.44
Total Repossessed Inventory		19	$1,010,403.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0436%
Prior Collection Period			0.0681%
Current Collection Period			0.0560%
Three Month Average			0.0559%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0746%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$3,331,908.03
2 Months Extended	81	$3,782,899.72
3+ Months Extended	16	$628,153.49

Total Receivables Extended	174	$7,742,961.24
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer